Leases-Components of lease cost (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Lease, Cost [Abstract]
Amortization of right-of-use assets	¥ 7,795	¥ 10,077
Interest on lease liabilities	863	1,266
Total finance lease cost	8,658	11,343
Operating lease cost	80,309	76,863
Short-term lease cost	17,805	20,620
Variable lease cost	108	141
Sublease income	(2,256)	(3,860)
Total lease cost	¥ 104,624	¥ 105,107